Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Risk Management and Principal Risks

Credit risk management (audited)
The risk of loss to the Barclays Bank Group from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the Barclays Bank Group, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview
The credit risk that the Barclays Bank Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI (fair value through other comprehensive income) assets and reverse repurchase loans.
Credit risk management objectives are to:
▪maintain a framework of controls to oversee credit risk
▪identify, assess and measure credit risk clearly and accurately across the Barclays Bank Group and within each separate business, from the level of individual facilities up to the total portfolio
▪control and plan credit risk taking in line with external stakeholder expectations, including risk return objectives, and avoiding undesirable concentrations
▪monitor credit risk and adherence to agreed controls.
Organisation, roles and responsibilities
The first line of defence has primary responsibility for managing credit risk within the risk appetite and limits set by the Risk function, supported by a defined set of policies, standards and controls. In the Barclays Bank Group, business risk committees (attended by the first line) monitor and review the credit risk profile of each business unit where the most material issues are escalated to the Retail Credit Risk Management Committee, Wholesale Credit
Risk Management Committee and the Barclays Group Risk Committee.
Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.
The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; setting recession readiness frameworks to protect portfolios in the event of economic stress, maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios.
The credit risk management teams in the Barclays Bank Group are accountable to the Barclays Bank PLC CRO, who reports to the Barclays Group CRO.
For wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product. In wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk
Distribution Committee authority, require the support of the Barclays Bank PLC Senior Credit Officers. For exposures in excess of the Barclays Bank PLC
Senior Credit Officers’ authority, approval by the Barclays Group Senior Credit Officer/Barclays PLC Board Risk Committee is also required. The Barclays
Group Credit Risk Committee, attended by the Barclays Bank PLC Senior Credit Officers, provides a formal mechanism for the Barclays Group Senior
Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.
Credit risk mitigation
The Barclays Bank Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:
▪netting and set-off
▪collateral
▪risk transfer.
Netting and set-off
Credit risk exposures can be reduced by applying netting and set-off. For derivative transactions, the Barclays Bank Group’s normal practice is to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.
Collateral
The Barclays Bank Group has the ability to call on collateral in the event of default of the counterparty, comprising:
▪home loans: a fixed charge over residential property in the form of houses, flats and other dwellings.
▪wholesale lending: a fixed charge over commercial property and other physical assets, in various forms.
▪other retail lending: includes charges over other physical assets; second lien charges over residential property and finance lease receivables.
▪derivatives: the Barclays Bank Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which the Barclays Bank Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis.
▪reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to the Barclays Bank Group subject to an agreement to return them for a fixed price.
▪financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.
Risk transfer
A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in three main ways:
▪if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced.
▪where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually, so credit risk is reduced.
▪first loss exposures across pools of credit risk can be hedged via synthetic securitisation structures, typically via CLN issuance. As these are fully funded upfront, they provide for a direct reduction in credit risk exposure on referenced pools.

Market risk management (audited)
The risk of loss arising from potential adverse changes in the value of the Barclays Bank Group’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview
Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, the Barclays Bank Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.
Organisation, roles and responsibilities
Market risk in the businesses resides primarily in CIB and Treasury. These businesses have the mandate to assume market risk. The front office and
Treasury trading desks are responsible for managing market risk on a day-to-day basis, where they are required to understand and adhere to all limits applicable to their businesses. The Market Risk team supports the trading desks with the day-to-day limit management of market risk exposures through governance processes which are outlined in supporting market risk policies and standards.
Market risk oversight and challenge is provided by business committees and Barclays Group committees, including the Market Risk Committee (MRC).
The objectives of market risk management are to:
▪identify, understand and control market risk by robust measurement, limit setting, reporting and oversight
▪facilitate business growth within a controlled and transparent risk management framework
▪control market risk in the businesses according to the allocated appetite.
To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.
The Barclays Bank PLC Board Risk Committee recommends market risk appetite to the Barclays Bank PLC Board for their approval, within the parameters set by the Barclays PLC Board.
The Market Risk Committee (MRC) reviews and makes recommendations concerning the Barclays Group-wide market risk profile. This includes overseeing the operation of the Market Risk Framework and associated policies and standards, monitoring market and regulatory changes, and reviewing limit utilisation levels. The committee is chaired by the Market Risk Principal Risk Lead and attendees include the business heads of market risk and business aligned market risk managers.
In addition to MRC, the Corporate and Investment Bank Risk Committee (CIBRC) is the main forum in which market risk exposures are discussed and reviewed with senior business heads. The Committee is chaired by the CRO of Barclays International and meets weekly, covering current market events, notable market risk exposures, and key risk topics. New business initiatives are generally socialised at CIBRC before any changes to risk appetite or associated limits are considered in other governance committees.
Management value at risk (VaR)
VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a one-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.
Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.
See pages 87 to 88 for a review of management VaR.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2023	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	189,686	—	—	—	—	189,686
Cash collateral and settlement balances	103,708	—	—	—	—	103,708
Loans and advances at amortised cost:
Retail mortgages	8,002	—	(13)	(7,976)	—	13
Retail credit cards	24,511	—	—	—	—	24,511
Retail other	3,366	—	(1,007)	(2,024)	(39)	296
Corporate loans	110,322	(3,876)	(1,111)	(51,105)	(5,222)	49,008
Total loans and advances at amortised cost	146,201	(3,876)	(2,131)	(61,105)	(5,261)	73,828
Of which credit-impaired (Stage 3):
Retail mortgages	395	—	—	(393)	—	2
Retail credit cards	296	—	—	—	—	296
Retail other	273	—	(23)	(245)	—	5
Corporate loans	887	—	(4)	(601)	(128)	154
Total credit-impaired loans and advances at amortised cost	1,851	—	(27)	(1,239)	(128)	457
Debt securities at amortised cost	39,046	—	—	(956)	(79)	38,011
Reverse repurchase agreements and other similar secured lending	1,103	—	—	(1,103)	—	—
Trading portfolio assets:
Debt securities	75,459	—	—	(521)	—	74,938
Traded loans	12,653	—	—	(189)	—	12,464
Total trading portfolio assets	88,112	—	—	(710)	—	87,402
Financial assets at fair value through the income statement:
Loans and advances	46,541	—	(47)	(39,998)	(4)	6,492
Debt securities	2,545	—	—	(221)	—	2,324
Reverse repurchase agreements	149,131	—	(3,416)	(145,292)	—	423
Other financial assets	81	—	—	—	—	81
Total financial assets at fair value through the income statement	198,298	—	(3,463)	(185,511)	(4)	9,320
Derivative financial instruments	256,111	(198,633)	(29,944)	(9,983)	(3,791)	13,760
Financial assets at fair value through other comprehensive income	51,421	—	—	(362)	(134)	50,925
Other assets	2,068	—	(1)	—	—	2,067
Assets held for sale	3,855	—	—	—	—	3,855
Total on-balance sheet	1,079,609	(202,509)	(35,539)	(259,730)	(9,269)	572,562

Off-balance sheet:
Contingent liabilities	26,829	—	(2,225)	(358)	(283)	23,963
Loan commitments	337,935	—	(1,486)	(37,596)	(1,709)	297,144
Total off-balance sheet	364,764	—	(3,711)	(37,954)	(1,992)	321,107

Total	1,444,373	(202,509)	(39,250)	(297,684)	(11,261)	893,669
Off-balance sheet exposures are shown gross of provisions of £473m (2022: £532m). See Note 23 for further details. In addition to the above, Barclays
Bank Group holds forward starting reverse repos amounting to £54.3bn (2022: £48.4bn). The balances are fully collateralised. Corporate loans at amortised cost include £0.3bn (2022: £0.6bn) of CBILs and CLBILs supported by UK government guarantees of £0.2bn (2022: £0.5bn). For further information on credit risk mitigation techniques, refer to the Credit risk management section. Loan commitments reported also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2022	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	202,142	—	—	—	—	202,142
Cash collateral and settlement balances	107,862	—	—	—	—	107,862
Loans and advances at amortised cost:
Retail mortgages	11,405	—	(328)	(10,948)	(98)	31
Retail credit cards	25,402	—	—	—	—	25,402
Retail other	7,724	—	(1,152)	(3,748)	(224)	2,600
Corporate loans	110,673	(4,442)	(665)	(48,986)	(5,452)	51,128
Total loans and advances at amortised cost	155,204	(4,442)	(2,145)	(63,682)	(5,774)	79,161
Of which credit-impaired (Stage 3):
Retail mortgages	622	—	(1)	(621)	—	—
Retail credit cards	311	—	—	—	—	311
Retail other	352	—	(29)	(291)	(3)	29
Corporate loans	647	—	(6)	(188)	(60)	393
Total credit-impaired loans and advances at amortised cost	1,932	—	(36)	(1,100)	(63)	733
Debt securities at amortised cost	27,303	—	—	(695)	(94)	26,514
Reverse repurchase agreements and other similar secured lending	725	—	—	(725)	—	—
Trading portfolio assets:
Debt securities	55,430	—	—	(530)	—	54,900
Traded loans	13,198	—	—	(250)	(48)	12,900
Total trading portfolio assets	68,628	—	—	(780)	(48)	67,800
Financial assets at fair value through the income statement:
Loans and advances	38,190	—	(17)	(30,061)	(9)	8,103
Debt securities	3,217	—	—	(321)	—	2,896
Reverse repurchase agreements	164,698	—	(3,672)	(160,365)	—	661
Other financial assets	89	—	—	—	—	89
Total financial assets at fair value through the income statement	206,194	—	(3,689)	(190,747)	(9)	11,749
Derivative financial instruments	302,976	(238,062)	(34,496)	(11,424)	(7,275)	11,719
Financial assets at fair value through other comprehensive income	45,083	—	—	(222)	(514)	44,347
Other assets	1,503	—	—	—	—	1,503
Assets held for sale	—	—	—	—	—	—
Total on-balance sheet	1,117,620	(242,504)	(40,330)	(268,275)	(13,714)	552,797

Off-balance sheet:
Contingent liabilities	25,800	—	(1,295)	(1,596)	(280)	22,629
Loan commitments	334,977	—	(93)	(37,371)	(1,624)	295,889
Total off-balance sheet	360,777	—	(1,388)	(38,967)	(1,904)	318,518

Total	1,478,397	(242,504)	(41,718)	(307,242)	(15,618)	871,315

Barclays Bank Group (audited)		Stage 2
As at 31 December 2023	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	7,257	342	14	33	389	716	8,362
Retail credit cards	22,315	2,818	339	293	3,450	1,522	27,287
Retail other	2,734	210	71	88	369	308	3,411
Corporate loans	100,956	8,642	166	159	8,967	1,235	111,158
Total loans and advances at amortised cost	133,262	12,012	590	573	13,175	3,781	150,218
Debt securities at amortised cost	35,321	3,749	—	—	3,749	—	39,070
Total loans and advances at amortised cost including debt securities	168,583	15,761	590	573	16,924	3,781	189,288

Impairment allowance
Retail mortgages	11	23	3	2	28	321	360
Retail credit cards	412	805	145	188	1,138	1,226	2,776
Retail other	8	2	—	—	2	35	45
Corporate loans	179	295	7	7	309	348	836
Total loans and advances at amortised cost	610	1,125	155	197	1,477	1,930	4,017
Debt securities at amortised cost	7	17	—	—	17	—	24
Total loans and advances at amortised cost including debt securities	617	1,142	155	197	1,494	1,930	4,041

Net exposure
Retail mortgages	7,246	319	11	31	361	395	8,002
Retail credit cards	21,903	2,013	194	105	2,312	296	24,511
Retail other	2,726	208	71	88	367	273	3,366
Corporate loans	100,777	8,347	159	152	8,658	887	110,322
Total loans and advances at amortised cost	132,652	10,887	435	376	11,698	1,851	146,201
Debt securities at amortised cost	35,314	3,732	—	—	3,732	—	39,046
Total loans and advances at amortised cost including debt securities	167,966	14,619	435	376	15,430	1,851	185,247

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	6.7	21.4	6.1	7.2	44.8	4.3
Retail credit cards	1.8	28.6	42.8	64.2	33.0	80.6	10.2
Retail other	0.3	1.0	—	—	0.5	11.4	1.3
Corporate loans	0.2	3.4	4.2	4.4	3.4	28.2	0.8
Total loans and advances at amortised cost	0.5	9.4	26.3	34.4	11.2	51.0	2.7
Debt securities at amortised cost	—	0.5	—	—	0.5	—	0.1
Total loans and advances at amortised cost including debt securities	0.4	7.2	26.3	34.4	8.8	51.0	2.1
Note
aOther financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £157.7bn and an impairment allowance of £145m. This comprises
£14m impairment allowance on £157.3bn Stage 1 exposure, £1m on £243m Stage 2 exposure and £130m on £136m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £473m.
Assets held for sale
During 2023, gross loans and advances and related impairment allowances for the German Consumer Finance business were reclassified from ‘loans and advances to customers’ to assets held for sale in the balance sheet. Disclosures relating to assets held for sale are provided in the credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets.
For further details on assets held for sale, see Note 39 to the financial statements.

Loans and advances to customers classified as assets held for sale
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2023[a]	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Total	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8
Note
aIn 2022, total gross exposure of £4.3bn and impairment allowance of £296m was included in loans and advances at amortised cost which has now been classified as assets held for sale. This comprises £37m ECL on £3.1bn Stage 1 exposure, £141m on £1.0bn Stage 2 exposure and £118m on £153m Stage 3 exposure.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2022	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	10,458	310	11	41	362	978	11,798
Retail credit cards	22,669	3,252	237	391	3,880	1,129	27,678
Retail other	6,915	384	45	95	524	523	7,962
Corporate loans	100,121	10,227	154	103	10,484	940	111,545
Total loans and advances at amortised cost	140,163	14,173	447	630	15,250	3,570	158,983
Debt securities at amortised cost	23,645	3,699	—	—	3,699	—	27,344
Total loans and advances at amortised cost including debt securities	163,808	17,872	447	630	18,949	3,570	186,327

Impairment allowance
Retail mortgages	12	22	2	1	25	356	393
Retail credit cards	331	887	82	158	1,127	818	2,276
Retail other	38	21	3	5	29	171	238
Corporate loans	304	254	12	9	275	293	872
Total loans and advances at amortised cost	685	1,184	99	173	1,456	1,638	3,779
Debt securities at amortised cost	8	33	—	—	33	—	41
Total loans and advances at amortised cost including debt securities	693	1,217	99	173	1,489	1,638	3,820

Net exposure
Retail mortgages	10,446	288	9	40	337	622	11,405
Retail credit cards	22,338	2,365	155	233	2,753	311	25,402
Retail other	6,877	363	42	90	495	352	7,724
Corporate loans	99,817	9,973	142	94	10,209	647	110,673
Total loans and advances at amortised cost	139,478	12,989	348	457	13,794	1,932	155,204
Debt securities at amortised cost	23,637	3,666	—	—	3,666	—	27,303
Total loans and advances at amortised cost including debt securities	163,115	16,655	348	457	17,460	1,932	182,507

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.1	7.1	18.2	2.4	6.9	36.4	3.3
Retail credit cards	1.5	27.3	34.6	40.4	29.0	72.5	8.2
Retail other	0.5	5.5	6.7	5.3	5.5	32.7	3.0
Corporate loans	0.3	2.5	7.8	8.7	2.6	31.2	0.8
Total loans and advances at amortised cost	0.5	8.4	22.1	27.5	9.5	45.9	2.4
Debt securities at amortised cost	—	0.9	—	—	0.9	—	0.1
Total loans and advances at amortised cost including debt securities	0.4	6.8	22.1	27.5	7.9	45.9	2.1
Note
aOther financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn and an impairment allowance of £152m. This comprises
£7m impairment allowance on £153.8bn Stage 1 exposure, £8m on £1,142m Stage 2 exposure and £137m on £141m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £532m.
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net-
remeasurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	10,458	12	362	25	978	356	11,798	393
Transfers from Stage 1 to Stage 2	(274)	—	274	—	—	—	—	—
Transfers from Stage 2 to Stage 1	93	6	(93)	(6)	—	—	—	—
Transfers to Stage 3	(84)	—	(57)	(5)	141	5	—	—
Transfers from Stage 3	9	—	28	1	(37)	(1)	—	—
Business activity in the year	339	1	—	—	—	—	339	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(2,518)	(8)	(101)	14	(262)	(21)	(2,881)	(15)
Final repayments	(766)	—	(24)	(1)	(88)	(2)	(878)	(3)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(16)	(16)	(16)	(16)
As at 31 December 2023	7,257	11	389	28	716	321	8,362	360

Retail credit cards
As at 1 January 2023	22,669	331	3,880	1,127	1,129	818	27,678	2,276
Transfers from Stage 1 to Stage 2	(1,515)	(42)	1,515	42	—	—	—	—
Transfers from Stage 2 to Stage 1	1,556	374	(1,556)	(374)	—	—	—	—
Transfers to Stage 3	(557)	(23)	(630)	(292)	1,187	315	—	—
Transfers from Stage 3	9	5	6	4	(15)	(9)	—	—
Business activity in the year	1,928	45	231	80	24	20	2,183	145
Refinements to models used for calculation[a]	—	(27)	—	(15)	—	(26)	—	(68)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(38)	(228)	479	620	(24)	850	417	1,242
Final repayments	(116)	(8)	(30)	(13)	(2)	(1)	(148)	(22)
Transfers to assets held for sale[b]	(1,621)	(15)	(445)	(41)	(92)	(68)	(2,158)	(124)
Disposals[c]	—	—	—	—	(27)	(15)	(27)	(15)
Write-offs	—	—	—	—	(658)	(658)	(658)	(658)
As at 31 December 2023	22,315	412	3,450	1,138	1,522	1,226	27,287	2,776

Retail other
As at 1 January 2023	6,915	38	524	29	523	171	7,962	238
Transfers from Stage 1 to Stage 2	(693)	(3)	693	3	—	—	—	—
Transfers from Stage 2 to Stage 1	165	5	(165)	(5)	—	—	—	—
Transfers to Stage 3	(467)	(1)	(53)	(8)	520	9	—	—
Transfers from Stage 3	22	1	4	—	(26)	(1)	—	—
Business activity in the year	4,914	7	24	3	6	4	4,944	14
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(2,046)	(11)	(70)	13	(136)	1	(2,252)	3
Final repayments	(4,515)	(8)	(300)	(1)	(372)	(11)	(5,187)	(20)
Transfers to assets held for sale[b]	(1,561)	(20)	(288)	(32)	(84)	(60)	(1,933)	(112)
Disposals[c]	—	—	—	—	(85)	(40)	(85)	(40)
Write-offs	—	—	—	—	(38)	(38)	(38)	(38)
As at 31 December 2023	2,734	8	369	2	308	35	3,411	45
Notes
aRefinements to models used for calculation reported within Retail credit cards include a £43m movement in US Cards and £(111)m movement in the German consumer finance business. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the
ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
bTransfers to assets held for sale reported within Retail credit cards and Retail other relate to the German Consumer Finance business.
cThe £27m of disposals reported within Retail credit cards relate to debt sales undertaken during the year. The £85m of disposals reported within Retail other include
£64m part sale of Wealth portfolio in Italy and £21m relate to debt sales undertaken during the year.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2023	100,121	304	10,484	275	940	293	111,545	872
Transfers from Stage 1 to Stage 2	(4,546)	(29)	4,546	29	—	—	—	—
Transfers from Stage 2 to Stage 1	3,488	53	(3,488)	(53)	—	—	—	—
Transfers to Stage 3	(329)	(7)	(374)	(16)	703	23	—	—
Transfers from Stage 3	69	1	196	3	(265)	(4)	—	—
Business activity in the year	23,136	36	846	27	39	14	24,021	77
Refinements to models used for calculation[a]	—	(61)	—	174	—	—	—	113
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	2,704	(79)	(753)	(65)	351	316	2,302	172
Final repayments	(23,301)	(36)	(2,376)	(39)	(282)	(52)	(25,959)	(127)
Disposals[b]	(386)	(3)	(114)	(26)	(108)	(99)	(608)	(128)
Write-offs	—	—	—	—	(143)	(143)	(143)	(143)
As at 31 December 2023	100,956	179	8,967	309	1,235	348	111,158	836

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	(1)	3	(19)	(17)
Retail credit cards	96	52	1,149	1,297
Retail other	(10)	5	2	(3)
Corporate loans	(122)	60	297	235
ECL movement excluding assets held for sale, disposals and write-offs[c]	(37)	120	1,429	1,512
ECL movement on loan commitments and financial guarantees	(67)	(12)	20	(59)
ECL movement on other financial assets	7	(7)	(7)	(7)
ECL movement on debt securities at amortised cost	(1)	(16)	—	(17)
Recoveries and reimbursements[d]	6	(1)	(46)	(41)
Total exchange and other adjustments				190
Total credit impairment charge for the year				1,578
Notes
aRefinements to models used for calculation reported within Corporate loans include a £93m movement in Corporate and Investment Bank and £20m movement in
Barclaycard Payments. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
bThe £608m of disposals reported within Corporate loans relate to debt sales undertaken during the year.
cIn 2023, gross write-offs amounted to £855m (2022: £977m) and post write-off recoveries amounted to £17m (2022: £33m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £838m (2022: £944m).
dRecoveries and reimbursements include £24m of reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £17m.

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	61	—	1	—	5	—	67	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	24	—	—	—	—	—	24	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	3	—	—	—	(4)	—	(1)	—
Limit management and final repayments	(47)	—	(1)	—	—	—	(48)	—
As at 31 December 2023	41	—	—	—	1	—	42	—

Retail credit cards[a]
As at 1 January 2023	109,291	41	1,973	45	7	1	111,271	87
Net transfers between stages	(1,432)	31	1,423	(31)	9	—	—	—
Business activity in the year	17,403	12	183	10	1	—	17,587	22
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(4,260)	(29)	(1,365)	37	(7)	—	(5,632)	8
Limit management and final repayments	(11,368)	(7)	(447)	(25)	—	—	(11,815)	(32)
As at 31 December 2023	109,634	48	1,767	36	10	1	111,411	85

Retail other[a]
As at 1 January 2023	4,497	—	79	—	64	—	4,640	—
Net transfers between stages	(125)	—	98	—	27	—	—	—
Business activity in the year	1,260	—	1	—	—	—	1,261	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(828)	5	(29)	2	(50)	—	(907)	7
Limit management and final repayments	(1,358)	—	(33)	—	(12)	—	(1,403)	—
As at 31 December 2023	3,446	5	116	2	29	—	3,591	7

Corporate loans
As at 1 January 2023	205,220	193	23,873	230	812	22	229,905	445
Net transfers between stages	2,371	22	(2,366)	(22)	(5)	—	—	—
Business activity in the year	54,918	27	2,270	43	39	2	57,227	72
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	3,567	(102)	67	20	227	23	3,861	(59)
Limit management and final repayments	(53,662)	(26)	(3,809)	(46)	(271)	(5)	(57,742)	(77)
As at 31 December 2023	212,414	114	20,035	225	802	42	233,251	381
Note
aLoan commitments reported within Retail credit cards and Retail other also include financial assets classified as held for sale.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2022	9,760	8	653	35	958	343	11,371	386
Transfers from Stage 1 to Stage 2	(179)	—	179	—	—	—	—	—
Transfers from Stage 2 to Stage 1	393	16	(393)	(16)	—	—	—	—
Transfers to Stage 3	(192)	—	(39)	(4)	231	4	—	—
Transfers from Stage 3	18	1	33	3	(51)	(4)	—	—
Business activity in the year	1,887	5	—	—	—	—	1,887	5
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(131)	(17)	(7)	8	8	39	(130)	30
Final repayments	(1,098)	(1)	(64)	(1)	(145)	(3)	(1,307)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(23)	(23)	(23)	(23)
As at 31 December 2022	10,458	12	362	25	978	356	11,798	393

Retail credit cards
As at 1 January 2022	16,353	551	2,174	753	1,033	745	19,560	2,049
Transfers from Stage 1 to Stage 2	(1,565)	(35)	1,565	35	—	—	—	—
Transfers from Stage 2 to Stage 1	896	207	(896)	(207)	—	—	—	—
Transfers to Stage 3	(286)	(13)	(327)	(157)	613	170	—	—
Transfers from Stage 3	13	8	7	4	(20)	(12)	—	—
Business activity in the year	4,626	112	260	102	117	94	5,003	308
Refinements to models used for calculation[a]	—	39	—	182	—	96	—	317
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	2,876	(520)	1,142	436	51	375	4,069	291
Final repayments	(85)	(14)	(16)	(10)	(4)	(3)	(105)	(27)
Disposals[b]	(159)	(4)	(29)	(11)	(29)	(15)	(217)	(30)
Write-offs	—	—	—	—	(632)	(632)	(632)	(632)
As at 31 December 2022	22,669	331	3,880	1,127	1,129	818	27,678	2,276

Retail other
As at 1 January 2022	6,885	34	533	17	429	155	7,847	206
Transfers from Stage 1 to Stage 2	(365)	(2)	365	2	—	—	—	—
Transfers from Stage 2 to Stage 1	130	6	(130)	(6)	—	—	—	—
Transfers to Stage 3	(161)	(1)	(67)	(5)	228	6	—	—
Transfers from Stage 3	38	3	1	1	(39)	(4)	—	—
Business activity in the year	2,953	19	49	7	8	6	3,010	32
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	234	(16)	(9)	14	81	46	306	44
Final repayments	(2,799)	(5)	(218)	(1)	(146)	(8)	(3,163)	(14)
Disposals[b]	—	—	—	—	(19)	(11)	(19)	(11)
Write-offs	—	—	—	—	(19)	(19)	(19)	(19)
As at 31 December 2022	6,915	38	524	29	523	171	7,962	238
Notes
aRefinements to models used for calculation within Retail credit cards include a £317m movement in US Cards. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
bThe £217m of disposals reported within Retail credit cards and £19m of disposals reported within Retail other relate to debt sales undertaken during the year.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2022	76,947	197	12,628	208	896	440	90,471	845
Transfers from Stage 1 to Stage 2	(1,964)	(8)	1,964	8	—	—	—	—
Transfers from Stage 2 to Stage 1	4,593	49	(4,593)	(49)	—	—	—	—
Transfers to Stage 3	(263)	(1)	(217)	(9)	480	10	—	—
Transfers from Stage 3	55	6	29	1	(84)	(7)	—	—
Business activity in the year	25,938	59	2,507	73	10	7	28,455	139
Refinements to models used for calculation[a]	—	6	—	(19)	—	—	—	(13)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	18,918	27	1,689	104	82	236	20,689	367
Final repayments	(24,103)	(31)	(3,492)	(42)	(92)	(43)	(27,687)	(116)
Disposals[b]	—	—	(31)	—	(49)	(47)	(80)	(47)
Write-offs	—	—	—	—	(303)	(303)	(303)	(303)
As at 31 December 2022	100,121	304	10,484	275	940	293	111,545	872

Reconciliation of ECL movement to credit impairment (release)/charge for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	4	(10)	36	30
Retail credit cards	(216)	385	720	889
Retail other	4	12	46	62
Corporate loans	107	67	203	377
ECL movement excluding disposals and write-offs[c]	(101)	454	1,005	1,358
ECL movement on loan commitments and financial guarantees	31	1	1	33
ECL movement on other financial assets	3	8	37	48
ECL movement on debt securities at amortised cost	2	27	(1)	28
Recoveries and reimbursements[d]	(121)	(61)	(46)	(228)
Total exchange and other adjustments				(306)
Total credit impairment charge for the year				933
Notes
aRefinements to models used for calculation reported within Corporate loans include a £13m movement in Corporate and Investment Bank. These reflect model enhancements made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
bThe £80m of disposals reported within Corporate loans relate to debt sales undertaken during the year.
cIn 2022, gross write-offs amounted to £977m and post write-off recoveries amounted to £33m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £944m.
dRecoveries and reimbursements include £195m of reimbursements expected to be received under the arrangements where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £33m.

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2022	53	—	—	—	1	—	54	—
Net transfers between stages	(5)	—	1	—	4	—	—	—
Business activity in the year	26	—	—	—	—	—	26	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	4	—	—	—	—	—	4	—
Limit management and final repayments	(17)	—	—	—	—	—	(17)	—
As at 31 December 2022	61	—	1	—	5	—	67	—

Retail credit cards
As at 1 January 2022	71,074	29	2,683	28	10	1	73,767	58
Net transfers between stages	(1,169)	24	1,166	(24)	3	—	—	—
Business activity in the year	34,269	22	334	25	1	—	34,604	47
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	11,076	(28)	(1,866)	34	(6)	—	9,204	6
Limit management and final repayments	(5,959)	(6)	(344)	(18)	(1)	—	(6,304)	(24)
As at 31 December 2022	109,291	41	1,973	45	7	1	111,271	87

Retail other
As at 1 January 2022	3,725	—	47	—	1	—	3,773	—
Net transfers between stages	(130)	—	67	—	63	—	—	—
Business activity in the year	1,742	—	1	—	—	—	1,743	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(44)	—	(27)	—	4	—	(67)	—
Limit management and final repayments	(796)	—	(9)	—	(4)	—	(809)	—
As at 31 December 2022	4,497	—	79	—	64	—	4,640	—

Corporate loans
As at 1 January 2022	181,862	174	28,901	246	1,038	21	211,801	441
Net transfers between stages	5,981	66	(5,978)	(64)	(3)	(2)	—	—
Business activity in the year	44,053	30	4,273	54	26	2	48,352	86
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	27,630	(48)	6,233	60	73	5	33,936	17
Limit management and final repayments	(54,306)	(29)	(9,556)	(66)	(322)	(4)	(64,184)	(99)
As at 31 December 2022	205,220	193	23,873	230	812	22	229,905	445
Management adjustments to models for impairment (audited)
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:

Management adjustments to models for impairment allowance presented by product (audited)[a]
Barclays Bank Group	Impairment allowance pre management adjustments[b]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance[c]	Proportion of Management adjustments to total impairment allowance
As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail mortgages	363	—	(3)	(3)	360	(0.8)
Retail credit cards	2,852	—	9	9	2,861	0.3
Retail other	62	—	(10)	(10)	52	(19.2)
Corporate loans	1,231	16	(30)	(14)	1,217	(1.2)
Total	4,508	16	(34)	(18)	4,490	(0.4)
Debt securities at amortised cost	24	—	—	—	24	—
Total including debt securities at amortised cost	4,532	16	(34)	(18)	4,514	(0.4)

As at 31 December 2022	£m	£m	£m	£m	£m	%
Retail mortgages	393	—	—	—	393	—
Retail credit cards	2,309	—	54	54	2,363	2.3
Retail other	217	2	19	21	238	8.8
Corporate loans	1,414	95	(192)	(97)	1,317	(7.4)
Total	4,333	97	(119)	(22)	4,311	(0.5)
Debt securities at amortised cost	41	—	—	—	41	—
Total including debt securities at amortised cost	4,374	97	(119)	(22)	4,352	(0.5)

Economic uncertainty adjustments presented by stage (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total	4	12	—	16

As at 31 December 2022	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	2	—	2
Corporate loans	97	(2)	—	95
Total	97	—	—	97
Notes
aPositive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
bIncludes £4.0bn (2022: £3.6bn) of modelled ECL, £0.3bn (2022: £0.3bn) of individually assessed impairments and £0.2bn (2022: £0.4bn) ECL from non-modelled exposures and debt securities.
cTotal impairment allowance consists of ECL stock on drawn and undrawn exposures.
Economic uncertainty adjustments
Economic uncertainty adjustments are captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
Customer and client uncertainty provisions include an adjustment of £16m in Corporate loans to provide for downside uncertainties on European
Corporates reflecting recent changes in the macroeconomic outlook.
During the year, a re-build of certain CIB impairment models and a granular credit risk assessment have resulted in retirement of high-risk sectors and model sensitivity adjustments.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Other adjustments of £(34)m (2022: £(119)m) includes:
•Retail credit cards, £9m (2022: £54m): The reduction is informed by retirement of an adjustment in US cards for high-risk account management
(HRAM) accounts following model remediation during the year.
•Retail other, £(10)m (2022: £19m): The reduction is informed by the German Consumer Finance business classified as assets held for sale.
•Corporate loans, £(30)m (2022: £(192)m): The reduction reflects retirement of previously held adjustments linked to model monitoring and ECL sensitivity to the macroeconomic variable for Federal Tax Receipts following the re-build of certain CIB impairment models.

Baseline	2023	2024	2025	2026	2027
As at 31 December 2023%		%	%	%	%
UK GDP[a]	0.5	0.3	1.2	1.6	1.6
UK unemployment[b]	4.2	4.7	4.7	4.8	5.0
UK HPI[c]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate	4.7	4.9	4.1	3.8	3.5
US GDP[a]	2.4	1.3	1.7	1.9	1.9
US unemployment[d]	3.7	4.3	4.3	4.3	4.3
US HPI[e]	5.4	3.4	3.0	3.3	3.3
US federal funds rate	5.1	5.0	3.9	3.8	3.8

Downside 2
UK GDP[a]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[b]	4.2	5.2	7.9	6.3	5.5
UK HPI[c]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate	4.7	6.6	1.3	1.0	1.0
US GDP[a]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[d]	3.7	5.2	7.2	5.9	5.2
US HPI[e]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate	5.1	6.3	1.8	1.5	1.5

Downside 1
UK GDP[a]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[b]	4.2	4.9	6.3	5.6	5.2
UK HPI[c]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate	4.7	5.8	2.7	2.5	2.3
US GDP[a]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[d]	3.7	4.7	5.8	5.1	4.8
US HPI[e]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate	5.1	5.7	2.9	2.8	2.8

Upside 2
UK GDP[a]	0.5	2.4	3.7	2.9	2.4
UK unemployment[b]	4.2	3.9	3.5	3.6	3.6
UK HPI[c]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate	4.7	4.3	2.7	2.5	2.5
US GDP[a]	2.4	2.8	3.1	2.8	2.8
US unemployment[d]	3.7	3.5	3.6	3.6	3.6
US HPI[e]	5.4	6.1	4.3	4.5	4.6
US federal funds rate	5.1	4.3	2.9	2.8	2.8

Upside 1
UK GDP[a]	0.5	1.4	2.5	2.3	2.0
UK unemployment[b]	4.2	4.3	4.1	4.2	4.3
UK HPI[c]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate	4.7	4.6	3.4	3.3	3.0
US GDP[a]	2.4	2.0	2.4	2.4	2.4
US unemployment[d]	3.7	3.9	3.9	4.0	4.0
US HPI[e]	5.4	4.7	3.7	3.9	3.9
US federal funds rate	5.1	4.7	3.5	3.3	3.3

Baseline	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[b]	3.7	4.5	4.4	4.1	4.2
UK HPI[c]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[a]	1.8	0.5	1.2	1.5	1.5
US unemployment[d]	3.7	4.3	4.7	4.7	4.7
US HPI[e]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

Downside 2	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[b]	3.7	6.0	8.4	8.0	7.4
UK HPI[c]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[a]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[d]	3.7	6.0	8.5	8.1	7.1
US HPI[e]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

Downside 1	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[b]	3.7	5.2	6.4	6.0	5.8
UK HPI[c]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[a]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[d]	3.7	5.1	6.6	6.4	5.9
US HPI[e]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

Upside 2	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	2.8	3.7	2.9	2.4
UK unemployment[b]	3.7	3.5	3.4	3.4	3.4
UK HPI[c]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[a]	1.8	3.3	3.5	2.8	2.8
US unemployment[d]	3.7	3.3	3.3	3.3	3.3
US HPI[e]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

Upside 1	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	1.0	2.3	2.4	2.1
UK unemployment[b]	3.7	4.0	3.9	3.8	3.8
UK HPI[c]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[a]	1.8	1.9	2.3	2.2	2.2
US unemployment[d]	3.7	3.8	4.0	4.0	4.0
US HPI[e]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0
Notes
aAverage Real GDP seasonally adjusted change in year.
bAverage UK unemployment rate 16-year+.
cChange in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
dAverage US civilian unemployment rate 16-year+.
eChange in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2023
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
As at 31 December 2022
Scenario probability weighting	10.9	23.1	39.4	17.6	9.0
Note
aFor further details on changes to scenario weights see page 67.
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2023
UK GDP[b]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[c]	3.5	3.9	4.7	6.5	8.3
UK HPI[d]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate[c]	2.5	3.0	4.2	6.8	8.5
US GDP[b]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[c]	3.4	3.5	4.2	5.9	7.5
US HPI[d]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate[c]	2.8	3.3	4.3	6.8	8.5
As at 31 December 2022
UK GDP[b]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[c]	3.4	3.6	4.2	6.6	8.5
UK HPI[d]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate[c]	0.5	0.5	3.5	6.3	8.0
US GDP[b]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[c]	3.3	3.6	4.4	6.7	8.6
US HPI[d]	35.0	27.5	3.8	3.7	0.2
US federal funds rate[c]	0.1	0.1	3.3	6.0	7.0
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly
CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5 year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2023
UK GDP[e]	2.4	1.7	1.1	0.6	0.1
UK unemployment[f]	3.7	4.2	4.7	5.2	5.8
UK HPI[g]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate[f]	3.3	3.8	4.2	3.6	2.9
US GDP[e]	2.8	2.3	1.8	1.4	0.9
US unemployment[f]	3.6	3.9	4.2	4.8	5.4
US HPI[g]	5.0	4.3	3.7	2.4	1.2
US federal funds rate[f]	3.6	4.0	4.3	3.9	3.2
As at 31 December 2022
UK GDP[e]	3.0	2.2	1.4	0.7	0.0
UK unemployment[f]	3.5	3.8	4.2	5.4	6.7
UK HPI[g]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate[f]	2.5	2.9	3.5	4.7	5.8
US GDP[e]	2.9	2.1	1.3	0.7	0.0
US unemployment[f]	3.4	3.9	4.4	5.5	6.7
US HPI[g]	6.2	5.0	3.8	2.5	1.2
US federal funds rate[f]	2.8	3.1	3.3	4.3	5.2
Notes
aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP
growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q123 (2022:
Q122).
bMaximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to
Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
cLowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q123 (2022: Q122).
dMaximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to
Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
e5-year yearly average CAGR, starting 2023 (2022: 2021).
f5-year average. Period based on 20 quarters from Q123 (2022: Q122).
g5-year quarter end CAGR, starting Q422 (2022: Q421).
ECL under 100% weighted scenarios for modelled portfolios (audited)
The table below shows the Expected Credit Loss (ECL) assuming scenarios have been 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

Barclays Bank Group (audited)	Scenarios
As at 31 December 2023	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	2,858	2,891	2,877	2,856	2,828	2,785
Retail credit cards[b]	49,088	49,021	49,041	49,059	49,161	49,241
Retail other[b]	—	—	—	—	—	—
Corporate loans	157,168	159,242	158,560	157,681	155,431	152,198
Stage 1 Model ECL (£m)
Retail mortgages	4	4	4	4	5	5
Retail credit cards[b]	446	423	435	447	460	474
Retail other[b]	—	—	—	—	—	—
Corporate loans	241	211	223	238	260	276
Stage 1 Coverage (%)
Retail mortgages	0.1	0.1	0.1	0.1	0.2	0.2
Retail credit cards	0.9	0.9	0.9	0.9	0.9	1.0
Retail other	—	—	—	—	—	—
Corporate loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Retail mortgages	357	324	338	359	387	430
Retail credit cards[b]	4,624	4,535	4,577	4,621	4,679	4,758
Retail other[b]	—	—	—	—	—	—
Corporate loans	19,630	17,386	18,125	19,126	21,485	24,859
Stage 2 Model ECL (£m)
Retail mortgages	30	22	25	29	36	42
Retail credit cards[b]	1,191	1,113	1,150	1,189	1,243	1,307
Retail other[b]	—	—	—	—	—	—
Corporate loans	516	390	435	488	617	833
Stage 2 Coverage (%)
Retail mortgages	8.4	6.8	7.4	8.1	9.3	9.8
Retail credit cards	25.8	24.5	25.1	25.7	26.6	27.5
Retail other	—	—	—	—	—	—
Corporate loans	2.6	2.2	2.4	2.6	2.9	3.4
Stage 3 Model exposure (£m)[c]
Retail mortgages	558	558	558	558	558	558
Retail credit cards[b]	1,596	1,596	1,596	1,596	1,596	1,596
Retail other[b]	—	—	—	—	—	—
Corporate loans	45	45	45	45	45	45
Stage 3 Model ECL (£m)
Retail mortgages	312	302	306	311	319	327
Retail credit cards[b]	1,229	1,194	1,211	1,227	1,254	1,276
Retail other[b]	—	—	—	—	—	—
Corporate loans[d]	29	29	29	29	29	29
Stage 3 Coverage (%)
Retail mortgages	55.9	54.1	54.8	55.7	57.2	58.6
Retail credit cards	77.0	74.8	75.9	76.9	78.6	79.9
Retail other	—	—	—	—	—	—
Corporate loans[d]	64.4	64.4	64.4	64.4	64.4	64.4
Total Model ECL (£m)
Retail mortgages	346	328	335	344	360	374
Retail credit cards[b]	2,866	2,730	2,796	2,863	2,957	3,057
Retail other[b]	—	—	—	—	—	—
Corporate loans[d]	786	630	687	755	906	1,138
Total Model ECL	3,998	3,688	3,818	3,962	4,223	4,569

Reconciliation to total ECL	£m
Total weighted model ECL	3,998
ECL from individually assessed exposures[d]	289
ECL from non-modelled exposures and others	221
ECL from debt securities at amortised cost	24
ECL from post model management adjustments[e]	(18)
Of which: ECL from economic uncertainty adjustments	16
Total ECL	4,514
Notes
aModel exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowance. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
bModel exposures and ECL reported within Retail credit cards and Retail other exclude the German Consumer Finance business which has now been classified as assets held for sale.
cModel exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31st December
2023 and not on macroeconomic scenario.
dMaterial corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £289m is reported as an individually assessed impairment in the reconciliation table.
ePost Model Adjustments include negative adjustments reflecting operational post model adjustments.
The use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 0.9%.
Retail mortgages: Total weighted ECL of £346m represents a 0.6% increase over the Baseline ECL (£344m) reflecting stress on customer affordability.
Retail credit cards: Total weighted ECL of £2,866m is aligned to the Baseline ECL (£2,863m). Total ECL increases to £3,057m under the Downside 2 scenario, driven by an increase in US unemployment rate.
Corporate loans: Total weighted ECL of £786m represents a 4.1% increase over the Baseline ECL (£755m) reflecting the range of economic scenarios used, with exposures in the Investment Bank being particularly sensitive to the Downside 2 scenario.

Barclays Bank Group (audited)	Scenarios
As at 31 December 2022	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	3,622	3,652	3,642	3,627	3,593	3,557
Retail credit cards	50,916	50,855	50,814	50,798	50,935	51,021
Retail other	2,256	2,220	2,211	2,200	2,226	2,269
Corporate loans	136,432	140,372	139,516	138,288	133,076	122,794
Stage 1 Model ECL (£m)
Retail mortgages	3	3	3	3	3	4
Retail credit cards	393	380	388	395	398	401
Retail other	13	10	12	13	15	17
Corporate loans	303	233	259	290	352	391
Stage 1 Coverage (%)
Retail mortgages	0.1	0.1	0.1	0.1	0.1	0.1
Retail credit cards	0.8	0.7	0.8	0.8	0.8	0.8
Retail other	0.6	0.5	0.5	0.6	0.7	0.7
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3
Stage 2 Model exposure (£m)
Retail mortgages	252	223	233	248	281	317
Retail credit cards	4,421	4,007	4,268	4,502	4,684	4,929
Retail other	201	210	230	252	242	214
Corporate loans	18,151	14,039	14,957	16,306	21,645	32,121
Stage 2 Model ECL (£m)
Retail mortgages	24	14	18	22	34	45
Retail credit cards	1,103	984	1,044	1,103	1,181	1,279
Retail other	32	24	28	32	38	41
Corporate loans	527	367	418	489	689	1,107
Stage 2 Coverage (%)
Retail mortgages	9.5	6.3	7.7	8.9	12.1	14.2
Retail credit cards	24.9	24.6	24.5	24.5	25.2	25.9
Retail other	15.9	11.4	12.2	12.7	15.7	19.2
Corporate loans	2.9	2.6	2.8	3.0	3.2	3.4
Stage 3 Model exposure (£m)[b]
Retail mortgages	583	583	583	583	583	583
Retail credit cards	1,108	1,108	1,108	1,108	1,108	1,108
Retail other	49	49	49	49	49	49
Corporate loans	37	37	37	37	37	37
Stage 3 Model ECL (£m)
Retail mortgages	319	308	313	317	328	337
Retail credit cards	839	821	830	839	851	861
Retail other	35	35	35	35	35	35
Corporate loans[c]	21	21	21	21	21	21
Stage 3 Coverage (%)
Retail mortgages	54.7	52.8	53.7	54.4	56.3	57.8
Retail credit cards	75.7	74.1	74.9	75.7	76.8	77.7
Retail other	71.4	71.4	71.4	71.4	71.4	71.4
Corporate loans[c]	56.8	56.8	56.8	56.8	56.8	56.8
Total Model ECL (£m)
Retail mortgages	346	325	334	342	365	386
Retail credit cards	2,335	2,185	2,262	2,337	2,430	2,541
Retail other	80	69	75	80	88	93
Corporate loans[c]	851	621	698	800	1,062	1,519
Total Model ECL	3,612	3,200	3,369	3,559	3,945	4,539

Reconciliation to total ECL	£m
Total weighted model ECL	3,612
ECL from individually assessed exposures[c]	316
ECL from non-modelled exposures and others	405
ECL from debt securities at amortised cost	41
ECL from post model management adjustments[d]	(22)
Of which: ECL from economic uncertainty adjustments	97
Total ECL	4,352
Notes
aModel exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
bModel exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31st December
2022 and not on macroeconomic scenario.
cMaterial corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £316m is reported as an individually assessed impairment in the reconciliation table.
dPost Model Adjustments include negative adjustments reflecting operational post model adjustmentsCredit risk concentration by Industry and Geography (audited)

Loans and advances at amortised cost net of impairment allowance
Industry	Geography
	United Kingdom	Americas	Europe	Others	Total
Barclays Bank Group
As at 31 December 2023	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	79	—	—	5	84
Mining and Quarrying	484	843	260	121	1,708
Manufacturing	3,693	1,279	826	416	6,214
Government and central bank	1,265	—	5	30	1,300
Banks	955	3,605	1,496	1,889	7,945
Energy and water	2,123	487	879	180	3,669
Materials and Building	10,111	2,620	446	113	13,290
Wholesale and retail distribution and leisure	5,097	1,061	481	452	7,091
Transport and storage	522	536	182	118	1,358
Home Loans	3,208	96	3,869	829	8,002
Business and other services	12,059	5,491	3,164	1,022	21,736
Other Financial Institutions	11,326	25,588	6,481	2,532	45,927
Cards, unsecured loans and other personal lending	911	24,855	1,382	729	27,877
Total loans and advances at amortised cost	51,833	66,461	19,471	8,436	146,201
Debt securities at amortised cost	17,599	9,910	9,980	1,557	39,046
Total loans and advances at amortised cost including debt	69,432	76,371	29,451	9,993	185,247
Contingent liabilities	7,156	10,263	5,919	2,225	25,563
Loan commitments	45,475	227,606	41,571	8,080	322,732
Total off-balance sheet[a]	52,631	237,869	47,490	10,305	348,295

As at 31 December 2022
Agriculture, Food and Forest Products	89	—	—	—	89
Mining and Quarrying	571	757	152	42	1,522
Manufacturing	4,250	1,683	803	610	7,346
Government and central bank	1,306	—	16	434	1,756
Banks	852	3,406	1,455	2,234	7,947
Energy and water	1,748	751	1,278	196	3,973
Materials and Building	10,201	2,258	436	170	13,065
Wholesale and retail distribution and leisure	5,742	1,176	678	568	8,164
Transport and storage	627	598	186	340	1,751
Home Loans	3,421	580	6,493	911	11,405
Business and other services	11,099	6,015	1,645	1,469	20,228
Other Financial Institutions	12,488	22,875	6,046	2,066	43,475
Cards, unsecured loans and other personal lending	3,048	24,853	5,745	837	34,483
Total loans and advances at amortised cost	55,442	64,952	24,933	9,877	155,204
Debt securities at amortised cost	11,829	7,681	6,599	1,194	27,303
Total loans and advances at amortised cost including debt	67,271	72,633	31,532	11,071	182,507
Contingent liabilities	7,530	9,987	4,699	2,161	24,377
Loan commitments	44,636	229,704	40,172	6,994	321,506
Total off-balance sheet[a]	52,166	239,691	44,871	9,155	345,883
Note
aThe off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £16,469m in 2023 (2022: £14,894m).

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2023		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		189,686	—	—	189,686	100	—	—	100
Cash collateral and settlement balances		93,911	9,789	8	103,708	91	9	—	100
Loans and advances at amortised cost
Retail mortgages		5,444	2,115	443	8,002	68	26	6	100
Retail credit cards		7,077	16,355	1,079	24,511	29	67	4	100
Retail other		2,687	403	276	3,366	80	12	8	100
Corporate loans		86,530	21,338	2,454	110,322	79	19	2	100
Total loans and advances at amortised cost		101,738	40,211	4,252	146,201	69	28	3	100
Debt securities at amortised cost		38,892	153	1	39,046	100	—	—	100
Reverse repurchase agreements and other similar secured lending		933	170	—	1,103	85	15	—	100
Trading portfolio assets:
Debt securities		65,430	9,642	387	75,459	86	13	1	100
Traded loans		4,006	5,893	2,754	12,653	32	46	22	100
Total trading portfolio assets		69,436	15,535	3,141	88,112	78	18	4	100
Financial assets at fair value through the income statement:
Loans and advances		29,436	16,830	275	46,541	63	36	1	100
Debt securities		1,412	1,091	42	2,545	55	43	2	100
Reverse repurchase agreements		112,799	35,988	344	149,131	76	24	—	100
Other financial assets		59	22	—	81	73	27	—	100
Total financial assets at fair value through the income statement		143,706	53,931	661	198,298	73	27	—	100
Derivative financial instruments		244,361	11,616	134	256,111	95	5	—	100
Financial assets at fair value through other comprehensive income		50,966	455	—	51,421	99	1	—	100
Other assets		2,011	54	3	2,068	97	3	—	100
Assets held for sale		1,110	2,618	127	3,855	29	68	3	100
Total on-balance sheet		936,750	134,532	8,327	1,079,609	87	12	1	100

As at 31 December 2022
Cash and balances at central banks		202,142	—	—	202,142	100	—	—	100
Cash collateral and settlement balances		96,688	10,886	288	107,862	90	10	—	100
Loans and advances at amortised cost
Retail mortgages		10,096	636	673	11,405	88	6	6	100
Retail credit cards		9,290	14,903	1,209	25,402	36	59	5	100
Retail other		5,703	1,639	382	7,724	74	21	5	100
Corporate loans		81,535	26,809	2,329	110,673	74	24	2	100
Total loans and advances at amortised cost		106,624	43,987	4,593	155,204	69	28	3	100
Debt securities at amortised cost		27,115	186	2	27,303	99	1	—	100
Reverse repurchase agreements and other similar secured lending		725	—	—	725	100	—	—	100
Trading portfolio assets:
Debt securities		50,208	4,891	331	55,430	90	9	1	100
Traded loans		3,214	8,273	1,711	13,198	24	63	13	100
Total trading portfolio assets		53,422	13,164	2,042	68,628	78	19	3	100
Financial assets at fair value through the income statement:
Loans and advances		13,508	24,573	109	38,190	36	64	—	100
Debt securities		2,097	1,055	65	3,217	65	33	2	100
Reverse repurchase agreements		124,811	38,339	1,548	164,698	76	23	1	100
Other financial assets		68	21	—	89	76	24	—	100
Total financial assets at fair value through the income statement		140,484	63,988	1,722	206,194	68	31	1	100
Derivative financial instruments		285,087	17,606	283	302,976	94	6	—	100
Financial assets at fair value through other comprehensive income		45,081	3	—	45,084	100	—	—	100
Other assets		1,455	47	—	1,502	97	3	—	100
Assets held for sale		—	—	—	—	—	—	—	—
Total on-balance sheet		958,823	149,867	8,930	1,117,620	86	13	1	100
Credit exposures by internal PD grade
The below tables represent credit risk profiles by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant
Increase in Credit Risk, including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	3	—	—	3	—	—	—	—	3	—
6-8	0.15 to <0.30%	Strong	55	—	—	55	—	—	—	—	55	—
9-11	0.30 to <0.60%	Strong	5,392	—	—	5,392	7	—	—	7	5,385	0.1
12-14	0.60 to <2.15%	Satisfactory	1,803	78	—	1,881	4	—	—	4	1,877	0.2
15-19	2.15 to <11.35%	Satisfactory	3	252	—	255	—	17	—	17	238	6.7
20-21	11.35 to <100%	Higher Risk	—	59	—	59	—	11	—	11	48	18.6
22	100%	Credit Impaired	—	—	716	716	—	—	321	321	395	44.8
Total			7,257	389	716	8,362	11	28	321	360	8,002	4.3

Credit risk profile by internal PD grade for retail credit cards[d] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	10	—	—	10	—	—	—	—	10	—
4-5	0.05 to <0.15%	Strong	488	—	—	488	1	—	—	1	487	0.2
6-8	0.15 to <0.30%	Strong	2,394	2	—	2,396	7	—	—	7	2,389	0.3
9-11	0.30 to <0.60%	Strong	4,210	3	—	4,213	22	—	—	22	4,191	0.5
12-14	0.60 to <2.15%	Satisfactory	8,360	125	—	8,485	109	12	—	121	8,364	1.4
15-19	2.15 to <11.35%	Satisfactory	6,699	2,051	—	8,750	254	505	—	759	7,991	8.7
20-21	11.35 to <100%	Higher Risk	154	1,269	—	1,423	19	621	—	640	783	45.0
22	100%	Credit Impaired	—	—	1,522	1,522	—	—	1,226	1,226	296	80.6
Total			22,315	3,450	1,522	27,287	412	1,138	1,226	2,776	24,511	10.2

Credit risk profile by internal PD grade for retail other[d] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	3	—	—	3	—	—	—	—	3	—
6-8	0.15 to <0.30%	Strong	8	—	—	8	—	—	—	—	8	—
9-11	0.30 to <0.60%	Strong	2,684	—	—	2,684	8	—	—	8	2,676	0.3
12-14	0.60 to <2.15%	Satisfactory	25	1	—	26	—	—	—	—	26	0.0
15-19	2.15 to <11.35%	Satisfactory	14	364	—	378	—	1	—	1	377	0.3
20-21	11.35 to <100%	Higher Risk	—	4	—	4	—	1	—	1	3	25.0
22	100%	Credit Impaired	—	—	308	308	—	—	35	35	273	11.4
Total			2,734	369	308	3,411	8	2	35	45	3,366	1.3

Credit risk profile by internal PD grade for corporate loans (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	37,180	143	4	37,327	—	—	2	2	37,325	—
4-5	0.05 to <0.15%	Strong	21,498	92	—	21,590	12	—	—	12	21,578	0.1
6-8	0.15 to <0.30%	Strong	10,447	318	—	10,765	8	2	—	10	10,755	0.1
9-11	0.30 to <0.60%	Strong	16,579	327	—	16,906	31	3	—	34	16,872	0.2
12-14	0.60 to <2.15%	Satisfactory	12,129	3,412	—	15,541	55	28	—	83	15,458	0.5
15-19	2.15 to <11.35%	Satisfactory	3,029	3,034	—	6,063	64	119	—	183	5,880	3.0
20-21	11.35 to <100%	Higher Risk	94	1,641	—	1,735	9	157	—	166	1,569	9.6
22	100%	Credit Impaired	—	—	1,231	1,231	—	—	346	346	885	28.1
Total			100,956	8,967	1,235	111,158	179	309	348	836	110,322	0.8

Credit risk profile by internal PD grade for Loans and Advances at amortised cost[d] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	37,191	143	4	37,338	—	—	2	2	37,336	—
4-5	0.05 to <0.15%	Strong	21,992	92	—	22,084	13	—	—	13	22,071	0.1
6-8	0.15 to <0.30%	Strong	12,904	320	—	13,224	15	2	—	17	13,207	0.1
9-11	0.30 to <0.60%	Strong	28,865	330	—	29,195	68	3	—	71	29,124	0.2
12-14	0.60 to <2.15%	Satisfactory	22,317	3,616	—	25,933	168	40	—	208	25,725	0.8
15-19	2.15 to <11.35%	Satisfactory	9,745	5,701	—	15,446	318	642	—	960	14,486	6.2
20-21	11.35 to <100%	Higher Risk	248	2,973	—	3,221	28	790	—	818	2,403	25.4
22	100%	Credit Impaired	—	—	3,777	3,777	—	—	1,928	1,928	1,849	51.0
Total			133,262	13,175	3,781	150,218	610	1,477	1,930	4,017	146,201	2.7

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2022			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	4	—	—	4	—	—	—	—	4	—
4-5	0.05 to <0.15%	Strong	5	—	—	5	—	—	—	—	5	—
6-8	0.15 to <0.30%	Strong	623	—	—	623	—	—	—	—	623	—
9-11	0.30 to <0.60%	Strong	9,474	2	—	9,476	12	—	—	12	9,464	0.1
12-14	0.60 to <2.15%	Satisfactory	350	53	—	403	—	2	—	2	401	0.5
15-19	2.15 to <11.35%	Satisfactory	2	247	—	249	—	14	—	14	235	5.6
20-21	11.35 to <100%	Higher Risk	—	60	—	60	—	9	—	9	51	15.0
22	100%	Credit Impaired	—	—	978	978	—	—	356	356	622	36.4
Total			10,458	362	978	11,798	12	25	356	393	11,405	3.3

Credit risk profile by internal PD grade for retail credit cards (audited)
As at 31 December 2022			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	113	—	—	113	—	—	—	—	113	—
4-5	0.05 to <0.15%	Strong	1,877	—	—	1,877	3	—	—	3	1,874	0.2
6-8	0.15 to <0.30%	Strong	3,215	—	—	3,215	7	—	—	7	3,208	0.2
9-11	0.30 to <0.60%	Strong	4,099	15	—	4,114	17	2	—	19	4,095	0.5
12-14	0.60 to <2.15%	Satisfactory	1,669	861	—	2,530	12	93	—	105	2,425	4.2
15-19	2.15 to <11.35%	Satisfactory	11,356	1,856	—	13,212	245	489	—	734	12,478	5.6
20-21	11.35 to <100%	Higher Risk	340	1,148	—	1,488	47	543	—	590	898	39.7
22	100%	Credit Impaired	—	—	1,129	1,129	—	—	818	818	311	72.5
Total			22,669	3,880	1,129	27,678	331	1,127	818	2,276	25,402	8.2

Credit risk profile by internal PD grade for retail other (audited)
As at 31 December 2022			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	52	—	—	52	—	—	—	—	52	—
6-8	0.15 to <0.30%	Strong	214	—	—	214	—	—	—	—	214	—
9-11	0.30 to <0.60%	Strong	5,465	—	—	5,465	28	—	—	28	5,437	0.5
12-14	0.60 to <2.15%	Satisfactory	891	20	—	911	4	3	—	7	904	0.8
15-19	2.15 to <11.35%	Satisfactory	291	466	—	757	6	16	—	22	735	2.9
20-21	11.35 to <100%	Higher Risk	2	38	—	40	—	10	—	10	30	25.0
22	100%	Credit Impaired	—	—	523	523	—	—	171	171	352	32.7
Total			6,915	524	523	7,962	38	29	171	238	7,724	3.0

Credit risk profile by internal PD grade for corporate loans (audited)
As at 31 December 2022			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	35,830	588	5	36,423	—	1	3	4	36,419	—
4-5	0.05 to <0.15%	Strong	20,474	235	—	20,709	6	1	—	7	20,702	—
6-8	0.15 to <0.30%	Strong	10,831	1,369	—	12,200	16	4	—	20	12,180	0.2
9-11	0.30 to <0.60%	Strong	11,538	731	—	12,269	30	5	—	35	12,234	0.3
12-14	0.60 to <2.15%	Satisfactory	14,467	2,107	—	16,574	152	25	—	177	16,397	1.1
15-19	2.15 to <11.35%	Satisfactory	6,701	3,914	—	10,615	93	110	—	203	10,412	1.9
20-21	11.35 to <100%	Higher Risk	280	1,540	—	1,820	7	129	—	136	1,684	7.5
22	100%	Credit Impaired	—	—	935	935	—	—	290	290	645	31.0
Total			100,121	10,484	940	111,545	304	275	293	872	110,673	0.8

Credit risk profile by internal PD grade for Loans and Advances at amortised cost (audited)
As at 31 December 2022			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	35,947	588	5	36,540	—	1	3	4	36,536	—
4-5	0.05 to <0.15%	Strong	22,408	235	—	22,643	9	1	—	10	22,633	—
6-8	0.15 to <0.30%	Strong	14,883	1,369	—	16,252	23	4	—	27	16,225	0.2
9-11	0.30 to <0.60%	Strong	30,576	748	—	31,324	87	7	—	94	31,230	0.3
12-14	0.60 to <2.15%	Satisfactory	17,377	3,041	—	20,418	168	123	—	291	20,127	1.4
15-19	2.15 to <11.35%	Satisfactory	18,350	6,483	—	24,833	344	629	—	973	23,860	3.9
20-21	11.35 to <100%	Higher Risk	622	2,786	—	3,408	54	691	—	745	2,663	21.9
22	100%	Credit Impaired	—	—	3,565	3,565	—	—	1,635	1,635	1,930	45.9
Total			140,163	15,250	3,570	158,983	685	1,456	1,638	3,779	155,204	2.4

As at 31 December 2023
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
Barclays Bank Group			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	9,071	79	—	9,150	1	—	—	1	9,149	—
4-5	0.05 to < 0.15%	Strong	3,337	3	—	3,340	2	—	—	2	3,338	0.1
6-8	0.15 to < 0.30%	Strong	3,211	157	—	3,368	3	1	—	4	3,364	0.1
9-11	0.30 to < 0.60%	Strong	2,848	285	—	3,133	3	4	—	7	3,126	0.2
12-14	0.60 to < 2.15%	Satisfactory	2,388	701	—	3,089	8	6	—	14	3,075	0.5
15-19	2.15 to < 11.35%	Satisfactory	1,501	1,027	—	2,528	27	41	—	68	2,460	2.7
20-21	11.35 to < 100%	Higher Risk	17	355	—	372	1	61	—	62	310	16.7
22	100%	Credit Impaired	—	—	583	583	—	—	22	22	561	3.8
Total			22,373	2,607	583	25,563	45	113	22	180	25,383	0.7

As at 31 December 2022
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
Barclays Bank Group			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	7,290	149	—	7,439	2	1	—	3	7,436	—
4-5	0.05 to < 0.15%	Strong	4,210	348	—	4,558	2	1	—	3	4,555	0.1
6-8	0.15 to < 0.30%	Strong	2,733	180	—	2,913	3	3	—	6	2,907	0.2
9-11	0.30 to < 0.60%	Strong	3,161	214	—	3,375	8	1	—	9	3,366	0.3
12-14	0.60 to < 2.15%	Satisfactory	1,989	751	—	2,740	21	6	—	27	2,713	1.0
15-19	2.15 to < 11.35%	Satisfactory	1,626	686	—	2,312	49	35	—	84	2,228	3.6
20-21	11.35 to < 100%	Higher Risk	58	440	—	498	2	64	—	66	432	13.3
22	100%	Credit Impaired	—	—	542	542	—	—	3	3	539	0.6
Total			21,067	2,768	542	24,377	87	111	3	201	24,176	0.8

As at 31 December 2023
Credit risk profile by internal PD grade for loan commitments[a] (audited)
Barclays Bank Group			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	70,899	692	—	71,591	2	—	—	2	71,589	—
4-5	0.05 to < 0.15%	Strong	63,058	277	—	63,335	6	1	—	7	63,328	—
6-8	0.15 to < 0.30%	Strong	55,992	2,524	—	58,516	12	1	—	13	58,503	—
9-11	0.30 to < 0.60%	Strong	54,685	1,242	—	55,927	21	1	—	22	55,905	—
12-14	0.60 to < 2.15%	Satisfactory	45,196	3,647	—	48,843	36	14	—	50	48,793	0.1
15-19	2.15 to < 11.35%	Satisfactory	12,758	7,334	—	20,092	43	61	—	104	19,988	0.5
20-21	11.35 to < 100%	Higher Risk	574	3,595	—	4,169	2	72	—	74	4,095	1.8
22	100%	Credit Impaired	—	—	259	259	—	—	21	21	238	8.1
Total			303,162	19,311	259	322,732	122	150	21	293	322,439	0.1

As at 31 December 2022
Credit risk profile by internal PD grade for loan commitments[a] (audited)
Barclays Bank Group			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	69,737	725	—	70,462	6	—	—	6	70,456	—
4-5	0.05 to < 0.15%	Strong	72,221	3,649	—	75,870	5	1	—	6	75,864	—
6-8	0.15 to < 0.30%	Strong	59,350	2,258	—	61,608	12	2	—	14	61,594	—
9-11	0.30 to < 0.60%	Strong	40,750	1,878	—	42,628	13	4	—	17	42,611	—
12-14	0.60 to < 2.15%	Satisfactory	26,100	4,355	—	30,455	47	14	—	61	30,394	0.2
15-19	2.15 to < 11.35%	Satisfactory	29,166	6,407	—	35,573	61	65	—	126	35,447	0.4
20-21	11.35 to < 100%	Higher Risk	678	3,886	—	4,564	3	78	—	81	4,483	1.8
22	100%	Credit Impaired	—	—	346	346	—	—	20	20	326	5.8
Total			298,002	23,158	346	321,506	147	164	20	331	321,175	0.1
Note
aExcludes loan commitments and financial guarantees carried at fair value of £16.5bn (2022: 14.9bn) for Barclays Bank Group.
bPD bandings 2.15% to <10% and 10% to <11.35% have been merged for an enhanced presentation. The prior period comparative has been aligned accordingly.
cLoan commitments reported also include exposures relating to financial assets classified as assets held for sale.
dExposures reported within Retail credit cards and Retail other does not include the German Consumer Finance business classified as assets held for sale.
The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2023			2022
	Average	High	Low	Average	High	Low
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	40	57	22	25	71	8
Interest rate risk	15	25	9	13	23	4
Equity risk	6	10	3	10	29	4
Basis risk	13	24	8	12	24	4
Spread risk	9	14	6	7	11	3
Foreign exchange risk	4	9	1	7	25	2
Commodity risk	—	1	—	—	1	—
Inflation risk	7	11	2	7	17	3
Diversification effect[a]	(52)	n/a	n/a	(45)	n/a	n/a
Total management VaR	42	60	24	36	72	14
Note
aDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month’ column at their fair value.
Liquidity risk on these items is not managed on the basis of contractual maturity since these items are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	189,686	—	—	—	—	—	—	189,686
Cash collateral and settlement balances	56,656	47,052	—	—	—	—	—	103,708
Loans and advances at amortised cost to banks and customers	21,083	5,462	8,269	15,124	42,178	26,186	27,899	146,201
Debt Securities at amortised cost	3	4,781	300	3,910	11,033	8,527	10,492	39,046
Reverse repurchase agreements and other similar secured lending	204	1	—	34	862	—	2	1,103
Trading portfolio assets	174,566	—	—	—	—	—	—	174,566
Financial assets at fair value through the income statement	156,958	17,758	6,213	5,900	11,000	3,456	2,951	204,236
Derivative financial instruments	255,229	100	—	—	275	280	227	256,111
Financial assets at fair value through other comprehensive income	1,278	1,675	283	4,419	7,578	10,765	25,425	51,423
Other financial assets	1,878	18	152	8	11	—	—	2,067
Total financial assets	857,541	76,847	15,217	29,395	72,937	49,214	66,996	1,168,147
Other assets								17,019
Total assets								1,185,166
Liabilities
Deposits at amortised cost from bank and customers	224,720	31,711	20,530	20,106	2,546	1,337	848	301,798
Cash collateral and settlement balances	64,130	28,858	—	—	—	—	—	92,988
Repurchase agreements and other similar secured borrowing	13,430	12,433	1,307	696	609	—	79	28,554
Debt securities in issue	2,563	17,004	9,683	7,286	2,405	800	5,912	45,653
Subordinated liabilities	257	121	266	204	11,232	7,151	16,672	35,903
Trading portfolio liabilities	57,761	—	—	—	—	—	—	57,761
Financial liabilities designated at fair value	181,214	31,970	13,867	14,579	23,460	13,994	19,489	298,573
Derivative financial instruments	249,404	21	—	—	28	55	372	249,880
Other financial liabilities	6,014	5	12	24	87	66	80	6,288
Total financial liabilities	799,493	122,123	45,665	42,895	40,367	23,403	43,452	1,117,398
Other liabilities								7,264
Total liabilities								1,124,662

Contractual maturity of financial assets and liabilities (audited)

Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	202,142	—	—	—	—	—	—	202,142
Cash collateral and settlement balances	57,560	50,302	—	—	—	—	—	107,862
Loans and advances at amortised cost to banks and customers	21,826	5,593	7,606	15,574	44,122	30,171	30,312	155,204
Debt securities at amortised cost	—	—	—	1,769	8,650	9,327	7,557	27,303
Reverse repurchase agreements and other similar secured lending	391	333	—	—	—	—	1	725
Trading portfolio assets	133,771	—	—	—	—	—	—	133,771
Financial assets at fair value through the income statement	158,659	21,028	7,003	6,878	10,922	2,909	3,729	211,128
Derivative financial instruments	302,687	69	19	4	174	—	23	302,976
Financial assets at fair value through other comprehensive income	1,318	2,081	2,871	715	11,645	11,493	14,961	45,084
Other financial assets	1,311	36	112	43	—	1	—	1,503
Total financial assets	879,665	79,442	17,611	24,983	75,513	53,901	56,583	1,187,698
Other assets								15,839
Total assets								1,203,537
Liabilities
Deposits at amortised cost from banks and customers	229,256	29,456	18,918	10,809	1,284	621	1,235	291,579
Cash collateral and settlement balances	68,813	27,998	—	—	—	—	—	96,811
Repurchase agreements and other similar secured borrowing	9,834	—	—	943	1,105	—	83	11,965
Debt securities in issue	3,682	23,454	12,516	10,059	4,769	1,501	4,031	60,012
Subordinated liabilities	—	17	240	2,079	9,151	9,001	17,765	38,253
Trading portfolio liabilities	72,460	—	—	—	—	—	—	72,460
Financial liabilities designated at fair value	171,523	26,481	14,352	9,104	24,539	8,528	17,528	272,055
Derivative financial instruments	288,403	10	58	4	222	112	397	289,206
Other financial liabilities	7,213	19	17	35	223	117	182	7,806
Total financial liabilities	851,184	107,435	46,101	33,033	41,293	19,880	41,221	1,140,147
Other liabilities								4,437
Total liabilities								1,144,584
Contractual maturity of financial liabilities on an undiscounted basis
The following table presents the cash flows payable by the Barclays Bank Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month' column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)

Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Deposits at amortised cost from banks and customers	224,753	31,931	20,850	20,720	2,738	1,556	1,017	303,565
Cash collateral and settlement balances	64,132	29,098	—	—	—	—	—	93,230
Repurchase agreements and other similar secured borrowing	13,463	12,516	1,326	719	632	—	213	28,869
Debt securities in issue	2,571	17,142	9,849	7,481	2,571	908	8,464	48,986
Subordinated liabilities	257	121	272	205	11,911	8,426	24,613	45,805
Trading portfolio liabilities	57,761	—	—	—	—	—	—	57,761
Financial liabilities designated at fair value	181,348	32,178	14,174	15,013	24,882	15,309	32,541	315,445
Derivative financial instruments	249,405	21	—	—	31	64	705	250,226
Other financial liabilities	6,014	7	14	28	101	73	92	6,329
Total financial liabilities	799,704	123,014	46,485	44,166	42,866	26,336	67,645	1,150,216

As at 31 December 2022
Deposits at amortised cost from banks and customers	229,259	29,663	18,918	10,943	1,302	621	1,489	292,195
Cash collateral and settlement balances	68,813	28,186	—	—	—	—	—	96,999
Repurchase agreements and other similar secured borrowing	9,843	0	—	946	1,184	—	252	12,225
Debt securities in issue	3,689	23,545	12,615	10,301	4,932	1,732	5,424	62,238
Subordinated liabilities	—	17	245	2,108	9,504	10,165	27,024	49,063
Trading portfolio liabilities	72,460	—	—	—	—	—	—	72,460
Financial liabilities designated at fair value	171,723	26,674	14,905	9,399	25,654	9,847	32,198	290,400
Derivative financial instruments	288,403	14	60	4	244	131	793	289,649
Other financial liabilities	7,213	22	21	43	251	139	204	7,893
Total financial liabilities	851,403	108,121	46,764	33,744	43,071	22,635	67,384	1,173,122
Maturity of off-balance sheet commitments given
The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments given (audited)

	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Contingent liabilities and financial guarantees	26,706	119	2	1	1	—	—	26,829
Documentary credits and other short- term trade related transactions	2,348	3	1	—	—	—	—	2,352
Standby facilities, credit lines and other commitments	335,528	—	—	—	55	—	—	335,583
Total off-balance sheet commitments given	364,582	122	3	1	56	—	—	364,764

As at 31 December 2022
Contingent liabilities and financial guarantees	25,713	71	14	1	1	—	—	25,800
Documentary credits and other short- term trade related transactions	1,742	1	5	—	—	—	—	1,748
Standby facilities, credit lines and other commitments	333,192	—	—	—	37	—	—	333,229
Total off-balance sheet commitments given	360,647	72	19	1	38	—	—	360,777

Capital resources (audited)
	2023	2022
As at 31 December	£m	£m
CET1 capital	25,470	25,907
T1 capital	33,864	34,139
Total regulatory capital	40,530	42,321

Total risk weighted assets (RWAs) (unaudited)	211,193	203,833
Foreign exchange risk (audited)
The Barclays Bank Group is exposed to two sources of foreign exchange risk.
Transactional foreign currency exposure
Transactional foreign currency exposures represent exposures on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.
The Barclays Bank Group’s risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio which is monitored through VaR.
Banking book transactional foreign exchange risk is monitored on a daily basis by the market risk function and minimised by the businesses.
Translational foreign exchange exposure
The Barclays Bank Group's investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally
USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in shareholders’ equity.

Functional currency of operations (audited)

	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2023
USD	26,199	(5,733)	(2,168)	18,298	(7,326)	10,972
EUR	9,521	(2,600)	—	6,921	(277)	6,644
JPY	701	(174)	—	527	—	527
Other	2,960	—	(1,565)	1,395	(505)	890
Total	39,381	(8,507)	(3,733)	27,141	(8,108)	19,033

As at 31 December 2022
USD	27,523	(5,973)	(2,086)	19,464	(8,376)	11,088
EUR	9,673	(2,395)	(3)	7,275	(283)	6,992
JPY	689	—	(197)	492	—	492
Other	3,010	—	(1,602)	1,408	(279)	1,129
Total	40,895	(8,368)	(3,888)	28,639	(8,938)	19,701
Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These instruments are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.
During 2023, total structural currency exposure net of hedging instruments decreased by £0.7bn to £19.0bn (2022: £19.7bn). Foreign currency net investments decreased by £1.5bn to £39.4bn (2022: £40.9bn) driven predominantly by a £1.3bn decrease in US dollars, £0.1bn decrease in Euro and £0.1bn increase in other currencies. The hedges associated with these foreign currency investments decreased by £0.1bn to £12.2bn (2022:
£12.3bn).
Net interest income sensitivity
The table below shows a sensitivity analysis on pre-tax net interest income for non-traded financial assets and liabilities, including the effect of any hedging. This analysis is not a forward guidance on NII and is intended as a quantification of risk exposure utilising the Net Interest Income (NII) metric as described in the Barclays PLC Pillar 3 Report 2023 (unaudited), which includes documentation of the main model assumptions.

Net Interest Income sensitivity (AEaR) by currency (audited)	2023		2022

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
GBP	(27)	25	(6)	4
USD	18	(18)	38	(41)
EUR	20	(21)	4	(4)
Other currencies	(19)	19	(11)	12
Total	(8)	5	25	(29)
Analysis of equity sensitivity
The analysis of equity sensitivity table measures the overall impact of a +/- 25bps movement in interest rates on retained earnings, FVOCI, cash flow hedge reserves and pensions. For non-NII items a DV01 metric is used, which is an indicator of the shift in value for a 1bp movement in the yield curve.

Analysis of equity sensitivity (audited)	31 December 2023		31 December 2022

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
Net interest income	(8)	5	25	(29)
Taxation effects on the above	1	(1)	(4)	5
Effect on profit for the year	(7)	4	21	(24)
As percentage of net profit after tax	(0.2%)	0.1%	0.5%	(0.5%)

Effect on profit for the year (per above)	(7)	4	21	(24)
Fair value through other comprehensive income reserve	(234)	242	(367)	368
Cash flow hedge reserve	(585)	585	(625)	625
Taxation effects on the above	131	(132)	268	(268)
Effect on equity	(695)	699	(703)	701
As percentage of equity	(1.1%)	1.2%	(1.2%)	1.2%